LONG TERM DEBT (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 09, 2020	May 04, 2020	Jun. 22, 2022	Dec. 31, 2021	May 17, 2021	Mar. 22, 2021	Feb. 19, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 04, 2018	Jan. 19, 2017	Dec. 21, 2016
Purchase agreement			$ 29,776
Short-term related-party debt			31,285
Notes payable to current related party								$ 497,170		$ 497,170
Accrued expenses			8,939
Long-term debt related parties			92,399
Financing lease			4,000,000
Fair value adjustment of warrants			$ 70,000
Current portion of long-term debt								32,052		32,052
Debt issuance costs										0	$ 86,000	$ 86,000	$ 0
Outstanding principal balance				$ 46,000								46,000	24,000
Gain for extinguishment of debt								270,000	$ 763,000	345,000	$ 578,000	578,000	(296,000)
Current portion of long-term debt				88,000				32,000		32,000		88,000	28,000
Long-term debt-related parties				59,200								59,200
Interest payable				261,000				182,000		182,000		261,000	1,517,000
Debt forgiveness amount										344,584		94,392
Paycheck Protection Program
Current portion of long-term debt				11,181				0		0		11,181	50,477
Interest payable				385				385		385		385	293
Debt forgiveness amount												23,742
Loan balance												23,976
Loan maturity term		24 years
Proceeds from loan		$ 50,184
Loan interest rate		1.00%
Payroll costs												100,000
Debt interest forgiveness amount												234
10% Senior Unsecured Convertible Debenture
Debt issuance costs												819,024
Interest payable				73,326				$ 28,878		$ 28,878		73,326	293
Convertible debentures right description					each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023
Change of Control premium percentage					3.00%
Senior Secured Convertible rate								10.00%		10.00%
Deemed price					$ 0.50
Convertible debentures				1,130,000	$ 1,000							1,130,000
Debt maturity date					May 17, 2024
Proceeds from convertible debenture					$ 1,130,000
Conversion price					$ 0.50
Bond payable discount				240,856								240,856
Unamortized debt issuance costs				69,120								69,120
Mr. Bill Wells
Outstanding principal balance	$ 90,000			97,052								97,052
Gain for extinguishment of debt												20,000
Current portion of long-term debt				77,087								77,087
Total outstanding prior to exchange	$ 90,000			$ 97,052								$ 97,052
Promissory note interest rate				6.00%								6.00%
Common share stock option	66,000
Salary	$ 220,000
Exercise price	$ 0.49
Amount paid	$ 110,000
Received cash payment	20,000			$ 20,000				$ 65,000		$ 65,000		$ 20,000
Total amount to be receive	3,000,000			3,000,000								3,000,000
Monthly payment due	$ 3,667			5,000								5,000
Shares vested per month	3,667
Common stock exercise price	$ 0.49
Debt forgiveness amount	$ 110,000											$ 40,000
Loan maturity term												18 months
Principal and accrued interest				99,158								$ 99,158
Dr. Cartwright
Outstanding principal balance							$ 1,621,000
Gain for extinguishment of debt														$ 840,000
Long-term debt-related parties				281,000								281,000
Total outstanding prior to exchange				1,621,000								1,621,000
Due to related party															$ 1,621,000
Promissory note interest rate							6.00%
Debt instrument converted amount							$ 85,000
Series F-2 Preferred Stock issued upon conversion of debt							100
Principal amount of promissory note							$ 267,085						1,621,000
Issuance of promissory note in exchange of related party debt															319,000
Loans, interest, bonus, salary and vacation paid amount															$ 1,621,499
Interest rate per annum															6.00%
Promissory note maturity date							Feb. 18, 2023
Capital contribution														432,000
Salary				337,000			$ 337,000					337,000
Debt forgiveness amount												1,302,000
Mr. Fowler
Outstanding principal balance				12,601				45,118		45,118		12,601				$ 13,900	$ 12,500
Long-term debt-related parties				150,000				36,286		36,286		150,000
Total outstanding prior to exchange								128,684		128,684
Due to related party						$ 546,214		43,057		43,057
Promissory note interest rate						6.00%
Debt instrument converted amount						$ 65,000
Series F-2 Preferred Stock issued upon conversion of debt						50
Interest payable						$ 133,590
Due to related party, amount						$ 546,214
Promissory note default interest rate						18.00%
Promissory note monthly installment						$ 3,580
Preferred shares converted into common stock						200,000
Effective interest rate						6.18%
Deferred salary						$ 412,624		216,604		216,604
Unsecured note issued upon conversion of debt						$ 150,000
Promissory note interest rate description						The note accrues interest at the rate of 6.0% (18.0% in the event of default) beginning on March 1, 2022 and is payable in monthly installments of $3,600 for four years,
Accrued interest rate description						The notes accrue at an interest rate of 6% (18% in the event of default).
Mr. Fowler | Maximum | Debt Exchanges - 2021
Debt forgiveness amount						$ 259,661
Mr. Fowler | Long-Term Debt - Related Parties
Outstanding principal balance						26,400
Interest payable						18,718
Debt forgiveness amount						$ 86,554
Dr. Faupel
Outstanding principal balance							$ 661,000
Gain for extinguishment of debt														199,000
Long-term debt-related parties				161,000								161,000
Total outstanding prior to exchange				661,000								661,000
Due to related party															$ 660,895
Promissory note interest rate							6.00%
Debt instrument converted amount							$ 100,000
Series F-2 Preferred Stock issued upon conversion of debt							85
Principal amount of promissory note							$ 153,178						$ 661,000				$ 3,850
Issuance of promissory note in exchange of related party debt															$ 207,111
Capital contribution														$ 235,000
Salary				134,000			$ 134,000					134,000
Debt forgiveness amount												$ 454,000
Dr. Faupel and Mr. Cartwright [Member] | July 24, 2019 [Member]
Simple interest rate												6.0
6% Unsecured Promissory Note
Current portion of long-term debt				75,000								$ 75,000
Interest payable				2,106				$ 4,733		$ 4,733		$ 2,106
Long term debt				22,052
Outstanding balance				$ 97,052